Summary of Restricted Stock Units (Details)	12 Months Ended
Jul. 31, 2022 $ / shares shares
Share-Based Payment Arrangement [Abstract]
Restricted stock units Beginning Balance | shares	20,125
Weighted Average Grant Date Fair Value Beginning Balance | $ / shares	$ 71.28
Restricted stock units Vested | shares	(3,774)
Weighted Average Grant Date Fair Value Vested | $ / shares	$ 74.80
Restricted stock units Forfeited/Cancelled | shares	(13,641)
Restricted stock units Forfeited/Cancelled | $ / shares	$ 69.52
Restricted stock units Ending Balance | shares	2,710
Weighted Average Grant Date Fair Value Ending Balance | $ / shares	$ 75.02